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                                    Variable Universal Life - Death Benefit (VUL-DB)

                               Flexible Premium Variable Universal Life Insurance Policy
                                   issued by: Midland National Life Insurance Company
                                  through the Midland National Life Separate Account A

                                           Supplement dated November 13, 2008
                                           to Prospectuses Dated May 13, 2008

This supplement will alter the prospectus listed above in the following manner:

In the Fee Table, under Optional Rider Charges, replace the Premium Guarantee Rider section in its entirety with the follow:

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                        Periodic Fees Related to Owning the Policy Other than Portfolio Operating Expenses
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                                                                                           Amount Deductedi
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                Charge                  When Charge Is Deducted       Maximum Guaranteed               Current Charge
                                                                             Charge
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Optional Rider Chargesviii
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Premium Guarantee Rider                On rider policy date and     $0.0225 up to $0.275 per  $0.0225 up to $0.275 per month
                                       each monthly anniversary     month per $1,000 of       per $1,000 of specified face
                                       thereafter                   specified face amount     amount of insurance during policy
                                                                    of insurance during all   years 1-20.
                                                                    policy years.
Charge for a male Insured issue age    On rider policy date and
35 in the non-tobacco premium class    each monthly anniversary     $0.0575 per month per     $0.0575 per month per $1,000 of
in the first policy year.              thereafter                   $1,000 of specified face  specified face amount of
                                                                    amount of insurance in    insurance in policy years 1-20
                                                                    all policy years.         only.
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